OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Schedule Of Other Accounts Payable And Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Employees and related accruals	$ 3,125	$ 2,812
Accrued expenses	7,858	6,396
Other accounts payable and accrued expenses	$ 10,983	$ 9,208